DESCRIPTION OF PLAN	12 Months Ended
Oct. 31, 2025
John Deere Tax Deferred Savings Plan for Wage Employees
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN
1.	DESCRIPTION OF PLAN

The following is a general description of the John Deere Tax Deferred Savings Plan for Wage Employees (the “Plan”). This description applies to each of the years for which financial statements are presented and provides only general information. For a more complete description of the Plan’s provisions, participants should refer to the Plan document.

Deere & Company (the “Company”) maintains two defined contribution plans in the U.S. for the benefit of its employees. The investment assets of these plans are commingled and held in the John Deere Savings Plans Master Trust (the “Master Trust”). These plans are the John Deere Savings and Investment Plan and the John Deere Tax Deferred Savings Plan for Wage Employees. Each of the participating plans has an interest in the net assets of the Master Trust and changes therein.

Presentation of Amounts
All amounts are presented in thousands of dollars, unless otherwise specified.

General

The Plan was established September 1, 1987 for certain eligible employees of the Company and its subsidiaries. The purpose of the Plan is to provide employees with a tax advantaged method of savings and investment. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Deere & Company Retirement Plans Committee is the administrator of the Plan (“Administrator”). Fidelity Management Trust Company, Boston, Massachusetts, is the Plan trustee (“Trustee”), and Fidelity Investments Institutional Operations Company, Inc., an affiliate of the Trustee, is the recordkeeper (collectively, “Fidelity”).

Eligibility

Employees are eligible to participate in the Plan immediately upon hire if they are bargained hourly employees on the U.S. payroll of the Company or its participating subsidiaries. Certain non-bargained hourly employees on the U.S. payroll are participants in the John Deere Savings and Investment Plan.

Contributions

An eligible employee may elect to become a participant in the Plan by contacting Fidelity to authorize the Company to withhold contributions from his or her compensation during the period of participation. Participant contributions and investment elections are processed through Fidelity using a voice-response system, online through NetBenefits, or through a Fidelity representative. Participant contributions can range from one percent to 75 percent of compensation, as elected by the participant, as limited by the Internal Revenue Code (“IRC”). Participants may amend or revoke their elections as of the next occurring payroll period. The Plan accepts Roth elective contributions, as well as Roth catch-up contributions, made on behalf of eligible participants, which are allocated to a separate account source. Participants can rollover balances from conduit individual retirement accounts and qualified plans of former employers. All contributions are considered tax deferred under section 401(a) of the IRC, with the exception of Roth elective deferrals, which are made on an after-tax basis.

The Plan provides for automatic enrollment and annual increase programs as follows:

●	International Union, United Automobile, Aerospace and Agricultural Implement Works of America collective bargaining agreement (UAW) – new hires and rehires are enrolled at six percent and are enrolled in the annual increase program where the employee’s deferral percentage is increased by one percent every January 1 until their deferral percentage reaches 12 percent or the employee opts out.
●	John Deere Horicon Works (Horicon) – new hires or rehires are enrolled at two percent and deferral rates automatically increase by one percent every January 1 until changed by the employee.
●	John Deere Commercial Products (Commercial Products) – new hires are enrolled at six percent and deferral rates are automatically increased by one percent every January 1 until changed by the employee.

The Company provides matching contributions to employees as follows:

●	UAW
o	Traditional PLUS – employees hired on or after October 1, 1997 that did not elect the Choice PLUS option receive a match of 60 percent on their contributions up to six percent of eligible compensation.
o	Choice PLUS – employees hired on or after November 1, 2021 that elected this option or failed to make an election within 30 days of hire, rehire, or transfer and employees that were hired on or after October 1, 1997 that elected participation in this option are provided with a noncontributory employer contribution of five percent that is fully vested and non-forfeitable and a match of 100 percent on their contributions up to six percent of eligible compensation. The matching contributions are determined each calendar year based on the prior fiscal year’s profit-sharing performance metric. Effective January 1, 2026, the match decreases to 88 percent.
●	Horicon
o	Pre-1998 – employees hired prior to October 1, 1998 receive a match of 60 percent of their contributions up to six percent of eligible compensation.
o	Post-1998 – employees hired on or after October 1, 1998 and prior to July 1, 2015 receive a match of 65 percent of their contributions up to six percent of eligible compensation.
o	Post-2015 – employees hired on or after July 1, 2015 are provided with a noncontributory employer contribution of five percent that is fully vested and non-forfeitable and a match of 100 percent on their contributions up to six percent of eligible compensation. The matching contributions are determined each calendar year based on the prior fiscal year’s profit-sharing performance metric. Effective January 1, 2026, the match decreases to 99 percent.
●	Commercial Products – employees receive a noncontributory employer match of three percent that is fully vested and non-forfeitable and a match of 80 percent of their contributions up to six percent of eligible compensation. Effective January 1, 2026, the match increases to 100 percent.

Contributions are sent to Fidelity as soon as practicable following each payroll period and are invested by Fidelity in funds as specified by the participants. Funds will be held and invested by Fidelity in a BlackRock Lifepath Index Fund closest to the employee’s 65th birthday (the default investment option) until designated investments have been elected by the participant.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, employer contributions, Plan earnings/losses (based on each participant’s investment elections) and charged with withdrawals and administrative expenses. Participants are immediately vested in their contributions and allocated earnings or losses. The Company contributory matching contributions and allocated earnings or losses related to matching are vested after a participant has three years of service with the Company. The benefit to which a participant is entitled is one that can be provided from the participant’s vested account balance.

Forfeited Accounts

Company contributions forfeited by nonvested participants are applied to offset administrative expenses or reduce Company contributions. At October 31, 2025 and 2024, forfeited nonvested accounts totaled $728 and $289, respectively. During the year ended October 31, 2025, Company contributions were reduced by $300 from forfeited nonvested accounts.

Fund Elections

Participants in the Plan direct the investment of their account balances into one or more investment funds, which include the following as of October 31, 2025:

●	Blended Interest Fund
●	Deere & Company Common Stock Fund*
●	International Equity Fund
●	U.S. Equity Fund
●	Any of 23 Common Collective Trust Funds

*Participants may not invest more than 20 percent of their future contributions in the Deere & Company Common Stock Fund or make an exchange into the Deere & Company Common Stock Fund that would result in the participant’s Deere & Company Common Stock Fund holdings exceeding 20 percent of their holdings after the exchange. This fund includes a dividend payout feature whereby participants may elect to receive dividends in their vested shares of Company common stock in either cash or as a reinvestment in Company common stock. If no election is made, the default option is reinvestment in Company common stock.

In addition, participants have access to Fidelity BrokerageLink, which is a self-directed brokerage account. Through this account, a participant has access to several thousand open-ended mutual funds from a variety of fund families.

Loans

Employees who participate in the Plan are eligible to borrow against their account balances. Loans must be at least $1,000 and are limited to the lesser of $50,000 (reduced by the participant’s highest outstanding loan balance during the immediately preceding one year period) or 50 percent of their vested account balances on the effective dates of the loans, and the term of a loan may not exceed five years (ten years if the loan proceeds are used to purchase a primary residence). The loans are secured by the balance in the participant’s account and interest is assessed at a rate which is determined based on the published prime interest rate. Repayment for actively employed participants is intended to be made via payroll deductions. A participant with an outstanding loan at the time of unpaid leave of absence, retirement, or separation from service may opt to continue making loan payments through the financial institution of their choice, which sends payments to Fidelity via Automated Clearing House transfers. A minimum of one payment must be made each quarter (equal to all payments due for the quarter) to keep the loan current. The entire loan must be repaid within five years of the effective date of the loan, unless the loan proceeds were used to purchase a primary residence, or the original loan term, whichever is less. Failure by the participant to make a quarterly payment or pay the loan off within five years of inception or the original loan term, whichever is less, will result in the outstanding loan balance becoming a taxable distribution to the participant. If an eligible participant elects to take full distribution of their account balance and a loan balance remains, the entire loan balance remaining will be taxable. The loans bear interest ranging from 5.25 percent to 10.50 percent.

Payment of Benefits

Distributions while the participants are employed by the Company may be subject to an IRS-imposed penalty unless the distribution meets certain legal requirements, or the participant has reached age 59-1/2. Participants who have terminated employment with the Company or retired may elect an immediate single lump-sum distribution or elect to receive periodic withdrawals. Retired and separated participants with vested balances of $1,000 or less are required to take full distribution of their account. Participants also have the option to leave their vested account balances in the Plan, subject to certain limitations and required minimum distribution rules. The beneficiary of a participant who died may elect a deferred distribution payable no later than five years after the participant’s death. Distributions from the Deere & Company Common Stock Fund may be in cash or whole shares and residual cash. Distributions from all other funds are in cash.

Employees are subject to federal income taxes on the pre-tax distributions from their accounts in the calendar year in which such distributions are received from Fidelity.

Hardship Withdrawals

Participants in the Plan, under IRS guidelines, may request hardship withdrawals for heavy and immediate financial needs which cannot be reasonably met from other resources of the participant. Only one hardship withdrawal is allowed in a 12-month period.